Income Tax Matters	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Matters
Income Tax Matters
Tax provision. Income before income taxes by geographic area is as follows:

	Year Ended December 31,
	2011	2010	2009
Domestic	$37.9	$23.0	$117.8
Foreign	3.4	2.1	0.8
Total	$41.3	$25.1	$118.6

Income taxes are classified as either domestic or foreign, based on whether payment is made or due to the United States or a foreign country. Certain income classified as foreign is also subject to domestic income taxes.
The (provision) benefit for income taxes consists of:

	Federal	Foreign	State	Total
2011
Current	$1.4	$0.3	$0.1	$1.8
Deferred	(2.3)	(0.5)	0.7	(2.1)
Provision applied to increase Additional capital/ Other comprehensive income	(13.5)	(0.4)	(2.0)	(15.9)
Total	$(14.4)	$(0.6)	$(1.2)	$(16.2)
2010
Current	$—	$0.1	$(0.5)	$(0.4)
Deferred	(34.4)	0.2	(10.2)	(44.4)
Benefit applied to decrease Additional capital/ Other comprehensive income	27.9	0.4	3.4	31.7
Total	$(6.5)	$0.7	$(7.3)	$(13.1)
2009
Current	$0.7	$(3.6)	$(1.1)	$(4.0)
Deferred	(59.3)	0.3	(2.1)	(61.1)
Benefit applied to decrease Additional capital/ Other comprehensive income	12.7	2.7	1.6	17.0
Total	$(45.9)	$(0.6)	$(1.6)	$(48.1)

A reconciliation between the provision for income taxes and the amount computed by applying the federal statutory income tax rate to income before income taxes is as follows:

	Year Ended December 31,
	2011	2010	2009
Amount of federal income tax provision based on the statutory rate	$(14.5)	$(8.8)	$(41.5)
(Increase) decrease in federal valuation allowances	—	(0.2)	0.5
Non-deductible compensation expense	(1.1)	(0.6)	(4.7)
Non-deductible expense	(0.4)	(0.3)	(0.5)
State income taxes, net of federal benefit [1]	(0.8)	(4.7)	(1.0)
Foreign income tax benefit	0.6	1.5	—
Other	—	—	(0.9)
Income tax provision	$(16.2)	$(13.1)	$(48.1)
___________________________

[1]
State income taxes of $4.7 in 2010 primarily consists of (i) a $1.9 increase in the valuation allowance relating to certain unused state net operating losses expected to expire and (ii) a $2.3 increase in the income tax provision from a reduction in the state deferred tax asset relating to a decrease in state net operating losses resulting from lower state apportionment factors in various states.

The table above reflects a full statutory U.S. tax provision despite the fact that the Company is only paying alternative minimum tax (“AMT”) in the U.S. and some state income taxes. See “Tax Attributes” below.
Deferred Income Taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The components of the Company’s net deferred income tax assets are as follows:

	Year Ended December 31,
	2011	2010
Deferred income tax assets:
Loss and credit carryforwards	$375.6	$379.6
VEBAs	—	0.8
Other assets	39.6	25.9
Inventories and other	8.3	27.3
Valuation allowances	(18.8)	(20.1)
Total deferred income tax assets — net	404.7	413.5
Deferred income tax liabilities:
Property, plant, and equipment	(67.2)	(61.9)
VEBAs	(47.6)	(59.5)
Total deferred income tax liabilities	(114.8)	(121.4)
Net deferred income tax assets [1,2]	$289.9	$292.1
__________________________

[1]
Of the total net deferred income tax assets of $289.9, $63.0 was included in Prepaid expenses and other current assets and $226.9 was presented as Deferred tax assets, net on the Consolidated Balance Sheet as of December 31, 2011.

[2]
Of the total net deferred income tax assets of $292.1, $46.8 was included in Prepaid expenses and other current assets and $245.3 was presented as Deferred tax assets, net on the Consolidated Balance Sheet as of December 31, 2010.

Tax Attributes. At December 31, 2011, the Company had $875.1 of net operating loss (“NOL”) carryforwards available to reduce future cash payments for income taxes in the United States. Of the $875.1 of NOL carryforwards at December 31, 2011, $1.7 represents excess tax benefits related to the vesting of employee restricted stock which will result in an increase in equity if and when such excess tax benefits are ultimately realized. The NOL carryforwards expire periodically through 2030. The Company also had $29.8 of AMT credit carryforwards with an indefinite life, available to offset regular federal income tax requirements.
To preserve the NOL carryforwards available to the Company, (i) the Company’s certificate of incorporation includes certain restrictions on the transfer of the Company’s common stock and (ii) the Company entered into a stock transfer restriction agreement with the Union VEBA.
In assessing the realizability of deferred tax assets, management considers whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers taxable income in carryback years, the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. Due to uncertainties surrounding the realization of some of the Company’s deferred tax assets, primarily including state NOLs sustained during the prior years and expiring tax benefits, the Company had a valuation allowance against its deferred tax assets. When recognized, the tax benefits relating to any reversal of this valuation allowance will be recorded as a reduction of income tax expense. The (decrease) increase in the valuation allowance was $(1.3), $2.1 and $(11.5) in 2011, 2010 and 2009, respectively. The decrease in the valuation allowance for 2011 was primarily due to the projected utilization of state NOLs. The increase in the valuation allowance in 2010 was primarily due to the expiration of projected state NOLs as a result of lower state apportionment in various state jurisdictions, of which $0.8 reversed in the first quarter of 2011 due to a change in tax law in the State of Illinois. The decrease in the valuation in 2009 was primarily due to a change in the State of Ohio's tax regime. Ohio phased out its corporate income tax and changed to a gross receipts tax, as a result, the deferred tax asset and the related valuation allowance, relating to Ohio NOLs, were reversed in 2009.
Other. The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. The Canada Revenue Agency audited the Company’s tax returns for fiscal years 1998 through 2001 and issued assessment notices for which Notices of Objection have been filed. In addition, the Canada Revenue Agency has audited the Company’s tax returns for fiscal years 2002 through 2004 and issued assessment notices, resulting in a payment of $7.9 to the Canada Revenue Agency against previously accrued tax reserves in 2009. During the fourth quarter of 2011, an additional $1.3 of Canadian Provincial income tax assessment, including interest, was paid resulting from the audit of the Company’s tax returns for fiscal years 2002 through 2004. The Company’s tax returns for certain past years are still subject to examination by taxing authorities, and the use of NOL carryforwards in future periods could trigger a review of attributes and other tax matters in years that are not otherwise subject to examination.
No U.S. federal or state liability has been recorded for the undistributed earnings of the Company’s Canadian subsidiary at December 31, 2011. These undistributed earnings are considered to be indefinitely reinvested. Accordingly, no provision for U.S. federal and state income taxes or foreign withholding taxes has been provided on such undistributed earnings. Determination of the potential amount of unrecognized deferred U.S. income tax liability and foreign withholding taxes is not practicable because of the complexities associated with its hypothetical calculation.
The Company has gross unrecognized benefits relating to uncertain tax positions. If and when the gross unrecognized tax benefits are ultimately recognized, it will be reflected in the Company’s income tax provision and affect the effective tax rate in future periods.
A reconciliation of changes in the gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2011	2010	2009
Gross unrecognized tax benefits at beginning of period	$15.0	$15.6	$15.8
Gross increases for tax positions of prior years	0.1	—	1.6
Gross decreases for tax positions of prior years	—	—	(1.6)
Gross increases for tax positions of current years	0.4	0.4	0.4
Settlements	(0.5)	—	(2.8)
Gross decrease for tax positions relating to lapse of a statute of limitation	(0.9)	(1.7)	—
Foreign currency translation	(0.4)	0.7	2.2
Gross unrecognized tax benefits at end of period	$13.7	$15.0	$15.6

The change during 2011 was primarily due to a partial release of an unrecognized tax benefit as a result of the expiration of a statute, settlements with taxing authorities, foreign currency fluctuations and change in tax positions. The change during 2010 was primarily due to a partial release of an unrecognized tax benefit as a result of the expiration of a statute, foreign currency fluctuations and change in tax positions. The change during 2009 was primarily due to settlements with taxing authorities, foreign currency fluctuations and change in tax positions.
In addition, the Company recognizes interest and penalties related to above unrecognized tax benefits in the income tax provision. The Company had $6.6 accrued at both December 31, 2011 and December 31, 2010, for interest and penalties. Of these amounts, $0 and $0.4 were recorded as current liabilities and were included in Other accrued liabilities on the Consolidated Balance Sheets at December 31, 2011 and December 31, 2010, respectively. The Company recognized an increase (decrease) in interest and penalty of $0, $0.4 and $(3.2) in its tax provision in 2011, 2010 and 2009, respectively.
In connection with the gross unrecognized tax benefits (including interest and penalties) denominated in foreign currency, the Company incurred a foreign currency translation adjustment. During 2011, 2010 and 2009, the foreign currency impact on such liabilities resulted in $0.3, $(0.6) and $(2.7) currency translation adjustments, respectively, which were recorded within Other comprehensive income.
The Company does not expect its gross unrecognized tax benefits to materially change within the next 12 months.